ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ASSET RETIREMENT OBLIGATIONS
Carrying amount at beginning of year	$ 53,055	$ 46,748
Accretion	8,490	6,307
Carrying amount at Ending of year	$ 61,545	$ 53,055